Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$140,309,706.65	0.3455904	$106,512,535.60	0.2623461	$33,797,171.05
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$800,639,706.65	0.6041059	$766,842,535.60	0.5786050	$33,797,171.05

Weighted Avg. Coupon (WAC)	3.26%		3.25%
Weighted Avg. Remaining Maturity (WARM)	45.66		44.70
Pool Receivables Balance	$837,363,805.73		$802,816,457.65
Remaining Number of Receivables	58,061		56,934

Adjusted Pool Balance	$820,669,907.03		$786,872,735.98

III. COLLECTIONS

Principal:
Principal Collections	$33,110,056.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$825,547.55
Total Principal Collections	$33,935,603.73

Interest:
Interest Collections	$2,290,070.45
Late Fees & Other Charges	$57,879.64
Interest on Repurchase Principal	$-
Total Interest Collections	$2,347,950.09

Collection Account Interest	$1,939.75
Reserve Account Interest	$211.04
Servicer Advances	$-

Total Collections	$36,285,704.61

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$36,285,704.61
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,285,704.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$697,803.17		$697,803.17	$697,803.17
Collection Account Interest					$1,939.75
Late Fees & Other Charges					$57,879.64
Total due to Servicer					$757,622.56

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$51,446.89		$51,446.89
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$526,659.89		$526,659.89	$526,659.89

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$34,842,424.16

9. Regular Principal Distribution Amount:					$33,797,171.05

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$33,797,171.05
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$33,797,171.05	$33,797,171.05
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$33,797,171.05	$33,797,171.05

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,045,253.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,693,898.70
Beginning Period Amount	$16,693,898.70
Current Period Amortization	$750,177.03
Ending Period Required Amount	$15,943,721.67
Ending Period Amount	$15,943,721.67
Next Distribution Date Required Amount	$15,211,348.73

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.44%	2.55%	2.55%

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.70%	56,196	98.25%	$788,733,742.79
30 - 60 Days	1.01%	574	1.38%	$11,115,386.25
61 - 90 Days	0.23%	131	0.29%	$2,324,744.17
91 + Days	0.06%	33	0.08%	$642,584.44
		56,934		$802,816,457.65
Total
Delinquent Receivables 61 + days past due	0.29%	164	0.37%	$2,967,328.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	167	0.38%	$3,200,071.15
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	171	0.36%	$3,140,261.81
Three-Month Average Delinquency Ratio	0.29%		0.37%

Repossession in Current Period		60		$1,199,822.32
Repossession Inventory		127		$875,612.69

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,437,291.90
Recoveries				$(825,547.55)
Net Charge-offs for Current Period				$611,744.35

Beginning Pool Balance for Current Period				$837,363,805.73

Net Loss Ratio				0.88%
Net Loss Ratio for 1st Preceding Collection Period				1.15%
Net Loss Ratio for 2nd Preceding Collection Period				0.60%
Three-Month Average Net Loss Ratio for Current Period				0.88%

Cumulative Net Losses for All Periods				$10,582,190.21
Cumulative Net Losses as a % of Initial Pool Balance				0.78%

Principal Balance of Extensions				$3,913,661.66
Number of Extensions				205